Significant Accounting Policies - Reclassification related to changes in accounting policy (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of reclassifications or changes in presentation [line items]
Accounts payable and other	$ 249,297	$ 286,295	[1]	$ 256,114	[1]
Due to related parties	0	16,126	[1]	37,810	[1]
Total current liabilities	691,250	863,485	[1]	668,859	[1]
Borrowings	2,056,753	2,397,638	[1]	2,407,649	[1]
Due to related parties	797,432	605,888	[1]	423,625	[1]
Total non-current liabilities	3,092,796	3,277,247	[1]	3,221,577	[1]
Total liabilities	$ 3,784,046	4,140,732	[1]	3,890,436	[1]
As Previously Reported
Disclosure of reclassifications or changes in presentation [line items]
Accounts payable and other		302,414		272,618
Due to related parties		7		21,306
Total current liabilities		302,421		293,924
Borrowings		2,808,898		2,831,274
Due to related parties		194,628		0
Total non-current liabilities		3,003,526		2,831,274
Total liabilities		3,305,947		3,125,198
Reclassifications
Disclosure of reclassifications or changes in presentation [line items]
Accounts payable and other		(16,119)		(16,504)
Due to related parties		16,119		16,504
Total current liabilities		0		0
Borrowings		(411,260)		(423,625)
Due to related parties		411,260		423,625
Total non-current liabilities		0		0
Total liabilities		0		0
Restated
Disclosure of reclassifications or changes in presentation [line items]
Accounts payable and other		286,295		256,114
Due to related parties		16,126		37,810
Total current liabilities		302,421		293,924
Borrowings		2,397,638		2,407,649
Due to related parties		605,888		423,625
Total non-current liabilities		3,003,526		2,831,274
Total liabilities		$ 3,305,947		$ 3,125,198

[1]	See Note 2i for further details.